Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 83.84%
Communication services: 1.43%
Interactive media & services: 1.43%
Alphabet, Inc. Class A	120,000	$22,716,000
Consumer discretionary: 0.50%
Broadline retail: 0.28%
Amazon.com, Inc.†	20,000	4,387,800
Distributors: 0.22%
Genuine Parts Co.	30,000	3,502,800
Energy: 13.24%
Energy equipment & services: 3.64%
Baker Hughes Co. Class A	590,000	24,201,800
Schlumberger NV	880,000	33,739,200
		57,941,000
Oil, gas & consumable fuels: 9.60%
Cheniere Energy, Inc.	195,000	41,899,650
Devon Energy Corp.	460,000	15,055,800
EOG Resources, Inc.	180,000	22,064,400
EQT Corp.	110,000	5,072,100
ONEOK, Inc.	260,000	26,104,000
Targa Resources Corp.	240,000	42,840,000
		153,035,950
Health care: 4.23%
Biotechnology: 2.73%
BioMarin Pharmaceutical, Inc.†	100,000	6,573,000
Neurocrine Biosciences, Inc.†	195,000	26,617,500
Sarepta Therapeutics, Inc.†	85,000	10,335,150
		43,525,650
Health care equipment & supplies: 0.14%
Becton Dickinson & Co.	10,000	2,268,700
Health care providers & services: 0.54%
McKesson Corp.	15,000	8,548,650
Life sciences tools & services: 0.68%
IQVIA Holdings, Inc.†	55,000	10,808,050
Pharmaceuticals: 0.14%
Eli Lilly & Co.	3,000	2,316,000
Industrials: 18.43%
Aerospace & defense: 3.45%
Curtiss-Wright Corp.	93,000	33,002,910
See accompanying notes to portfolio of investments
Allspring Diversified Capital Builder Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Aerospace & defense(continued)
HEICO Corp.	35,000	$8,320,900
L3Harris Technologies, Inc.	65,000	13,668,200
		54,992,010
Commercial services & supplies: 2.33%
Cintas Corp.	90,000	16,443,000
Clean Harbors, Inc.†	90,000	20,712,600
		37,155,600
Construction & engineering: 0.19%
Dycom Industries, Inc.†	8,000	1,392,480
Quanta Services, Inc.	5,000	1,580,250
		2,972,730
Electrical equipment: 5.27%
AMETEK, Inc.	145,000	26,137,700
Eaton Corp. PLC	45,000	14,934,150
Emerson Electric Co.	315,000	39,037,950
Regal Rexnord Corp.	25,000	3,878,250
		83,988,050
Machinery: 4.03%
Crane Co.	64,000	9,712,000
Flowserve Corp.	20,000	1,150,400
IDEX Corp.	20,000	4,185,800
ITT, Inc.	95,000	13,573,600
Oshkosh Corp.	20,000	1,901,400
Parker-Hannifin Corp.	17,000	10,812,510
Timken Co.	320,000	22,838,400
		64,174,110
Professional services: 3.16%
Leidos Holdings, Inc.	350,000	50,421,000
Information technology: 41.14%
Communications equipment: 1.30%
Motorola Solutions, Inc.	45,000	20,800,350
Electronic equipment, instruments & components: 6.43%
Amphenol Corp. Class A	640,000	44,448,000
Crane NXT Co.	90,000	5,239,800
Jabil, Inc.	125,000	17,987,500
Teledyne Technologies, Inc.†	75,000	34,809,750
		102,485,050
IT services: 2.21%
International Business Machines Corp.	160,000	35,172,800
Semiconductors & semiconductor equipment: 21.86%
Advanced Micro Devices, Inc.†	410,000	49,523,900
See accompanying notes to portfolio of investments
2 | Allspring Diversified Capital Builder Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Broadcom, Inc.	500,000	$115,920,000
Marvell Technology, Inc.	560,000	61,852,000
Micron Technology, Inc.	610,000	51,337,600
NVIDIA Corp.	510,000	68,487,900
Synaptics, Inc.†	15,000	1,144,800
		348,266,200
Software: 9.34%
Adobe, Inc.†	55,000	24,457,400
ANSYS, Inc.†	45,000	15,179,850
Autodesk, Inc.†	110,000	32,512,700
Microsoft Corp.	130,000	54,795,000
Synopsys, Inc.†	45,000	21,841,200
		148,786,150
Materials: 2.38%
Chemicals: 0.93%
Eastman Chemical Co.	30,000	2,739,600
Westlake Corp.	105,000	12,038,250
		14,777,850
Containers & packaging: 0.59%
AptarGroup, Inc.	60,000	9,426,000
Metals & mining: 0.86%
ATI, Inc.†	250,000	13,760,000
Real estate: 0.71%
Specialized REITs : 0.71%
Equinix, Inc.	3,000	2,828,670
Iron Mountain, Inc.	80,000	8,408,800
		11,237,470
Utilities: 1.78%
Gas utilities: 0.31%
Atmos Energy Corp.	35,000	4,874,450
Independent power and renewable electricity producers: 1.47%
Vistra Corp.	170,000	23,437,900
Total common stocks (Cost $841,429,646)		1,335,778,320

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 15.42%
Basic materials: 1.34%
Iron/steel: 1.34%
ATI, Inc.	7.25%	8-15-2030	$6,532,000	6,716,882
Cleveland-Cliffs, Inc.144A	6.75	4-15-2030	15,000,000	14,667,661
				21,384,543
See accompanying notes to portfolio of investments
Allspring Diversified Capital Builder Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 0.34%
Retail: 0.34%
Genuine Parts Co.	6.88%	11-1-2033	$5,000,000	$5,479,596
Consumer, non-cyclical: 4.11%
Commercial services: 0.62%
AMN Healthcare, Inc.144A	4.00	4-15-2029	1,000,000	897,233
AMN Healthcare, Inc.144A	4.63	10-1-2027	1,000,000	950,067
Valvoline, Inc.144A	3.63	6-15-2031	9,495,000	8,094,285
				9,941,585
Food: 0.85%
Post Holdings, Inc.144A	4.50	9-15-2031	8,435,000	7,556,434
Post Holdings, Inc.144A	6.25	2-15-2032	4,000,000	3,969,948
Post Holdings, Inc.144A	6.38	3-1-2033	2,000,000	1,957,725
				13,484,107
Healthcare-products: 0.31%
Hologic, Inc.144A	3.25	2-15-2029	5,440,000	4,919,613
Healthcare-services: 1.88%
Charles River Laboratories International, Inc.144A	4.00	3-15-2031	9,200,000	8,184,099
DaVita, Inc.144A	4.63	6-1-2030	10,550,000	9,698,880
Encompass Health Corp.	4.63	4-1-2031	5,500,000	5,079,332
IQVIA, Inc.144A	6.50	5-15-2030	6,884,000	7,004,960
				29,967,271
Household products/wares: 0.45%
ACCO Brands Corp.144A	4.25	3-15-2029	2,000,000	1,818,966
Spectrum Brands, Inc.144A	3.88	3-15-2031	6,200,000	5,335,382
				7,154,348
Financial: 1.59%
REITS: 1.59%
Iron Mountain, Inc.144A	4.50	2-15-2031	12,350,000	11,290,496
Iron Mountain, Inc.144A	6.25	1-15-2033	5,000,000	4,980,032
SBA Communications Corp.	3.13	2-1-2029	10,000,000	9,026,353
				25,296,881
Industrial: 4.43%
Aerospace/defense: 0.78%
TransDigm, Inc.	4.63	1-15-2029	9,000,000	8,425,059
TransDigm, Inc.144A	6.63	3-1-2032	4,000,000	4,036,103
				12,461,162
Electronics: 0.52%
TTM Technologies, Inc.144A	4.00	3-1-2029	8,890,000	8,249,474
Engineering & construction: 0.57%
Dycom Industries, Inc.144A	4.50	4-15-2029	9,720,000	9,070,303
See accompanying notes to portfolio of investments
4 | Allspring Diversified Capital Builder Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Environmental control: 0.99%
Clean Harbors, Inc.144A	6.38%	2-1-2031	$14,500,000	$14,598,312
Stericycle, Inc.144A	3.88	1-15-2029	1,310,000	1,262,324
				15,860,636
Machinery-diversified: 0.70%
Esab Corp.144A	6.25	4-15-2029	11,015,000	11,152,021
Packaging & containers: 0.87%
Ball Corp.	2.88	8-15-2030	7,000,000	5,990,293
Sealed Air Corp.144A	5.00	4-15-2029	5,000,000	4,811,937
Sealed Air Corp./Sealed Air Corp. U.S.144A	6.13	2-1-2028	3,000,000	3,009,983
				13,812,213
Technology: 1.52%
Computers: 0.88%
Gartner, Inc.144A	3.63	6-15-2029	4,350,000	4,040,733
Seagate HDD Cayman	3.13	7-15-2029	1,500,000	1,349,834
Seagate HDD Cayman	4.09	6-1-2029	3,488,000	3,252,649
Seagate HDD Cayman	8.50	7-15-2031	5,000,000	5,346,795
				13,990,011
Semiconductors: 0.64%
Synaptics, Inc.144A	4.00	6-15-2029	11,185,000	10,193,710
Utilities: 2.09%
Electric: 2.09%
NRG Energy, Inc.144A	5.25	6-15-2029	1,000,000	971,231
NRG Energy, Inc.144A	6.25	11-1-2034	14,000,000	13,731,831
Vistra Operations Co. LLC144A	4.38	5-1-2029	12,000,000	11,298,150
Vistra Operations Co. LLC144A	7.75	10-15-2031	7,000,000	7,343,460
				33,344,672
Total corporate bonds and notes (Cost $256,156,736)				245,762,146
Yankee corporate bonds and notes: 0.37%
Basic materials: 0.20%
Chemicals: 0.20%
Methanex Corp.	5.25	12-15-2029	3,293,000	3,173,322
Industrial: 0.17%
Electronics: 0.17%
Sensata Technologies BV144A	4.00	4-15-2029	2,880,000	2,642,825
Total yankee corporate bonds and notes (Cost $6,272,666)				5,816,147
See accompanying notes to portfolio of investments
Allspring Diversified Capital Builder Fund | 5

Portfolio of investments—December 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.53%
Investment companies: 0.53%
Allspring Government Money Market Fund Select Class♠∞		4.42%	8,482,838	$8,482,838
Total short-term investments (Cost $8,482,838)				8,482,838
Total investments in securities (Cost $1,112,341,886)	100.16%			1,595,839,451
Other assets and liabilities, net	(0.16)			(2,525,690)
Total net assets	100.00%			$1,593,313,761

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,654,794	$68,357,679	$(61,529,635)	$0	$0	$8,482,838	8,482,838	$48,318
See accompanying notes to portfolio of investments
6 | Allspring Diversified Capital Builder Fund

Notes to portfolio of investments—December 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$22,716,000	$0	$0	$22,716,000
Consumer discretionary	7,890,600	0	0	7,890,600
Energy	210,976,950	0	0	210,976,950
Health care	67,467,050	0	0	67,467,050
Industrials	293,703,500	0	0	293,703,500
Information technology	655,510,550	0	0	655,510,550
Materials	37,963,850	0	0	37,963,850
Real estate	11,237,470	0	0	11,237,470
Utilities	28,312,350	0	0	28,312,350
Corporate bonds and notes	0	245,762,146	0	245,762,146
Yankee corporate bonds and notes	0	5,816,147	0	5,816,147
Short-term investments
Investment companies	8,482,838	0	0	8,482,838
Total assets	$1,344,261,158	$251,578,293	$0	$1,595,839,451
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
Allspring Diversified Capital Builder Fund | 7

Notes to portfolio of investments—December 31, 2024 (unaudited)
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
8 | Allspring Diversified Capital Builder Fund